Accounts and notes receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts and notes receivable, net
Accounts and notes receivable, net consist of the following at year end:

	2020	2019
Receivables from franchisees	$45,427	$63,618
Debit and credit card receivables	38,388	43,741
Meal voucher receivables	4,857	13,017
Notes receivable	6,163	1,928
Allowance for doubtful accounts	(586)	(22,442)
	$94,249	$99,862